Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Computer and equipment [Member]
Schedule of Property and Equipment [Line Items]
Balance beginning	$ 5,897
Balance Ending	2,826	$ 5,897
Net carrying amount	2,826	5,897
Automobiles [Member]
Schedule of Property and Equipment [Line Items]
Balance beginning
Balance Ending	47,309
Net carrying amount	47,309
Gross Carrying Amount [Member]
Schedule of Property and Equipment [Line Items]
Balance beginning	5,897
Balance Ending	50,135	5,897
Net carrying amount	50,135	5,897
Accumulated depreciation [Member] | Computer and equipment [Member]
Schedule of Property and Equipment [Line Items]
Exchange realignment	46
Balance Ending	10,863
Depreciation for the year	3,094
Net carrying amount	10,863
Accumulated depreciation [Member] | Automobiles [Member]
Schedule of Property and Equipment [Line Items]
Exchange realignment
Balance Ending
Depreciation for the year
Net carrying amount
Accumulated depreciation [Member] | Gross Carrying Amount [Member]
Schedule of Property and Equipment [Line Items]
Exchange realignment	46
Balance Ending	10,863
Depreciation for the year	3,094
Net carrying amount	10,863
Gross Carrying Amount [Member] | Computer and equipment [Member]
Schedule of Property and Equipment [Line Items]
Balance beginning	13,620	12,299
Additions		1,281
Exchange realignment	69	40
Balance Ending	13,689	13,620
Net carrying amount	13,689	13,620
Gross Carrying Amount [Member] | Automobiles [Member]
Schedule of Property and Equipment [Line Items]
Balance beginning
Additions	47,309
Exchange realignment
Balance Ending	47,309
Net carrying amount	47,309
Gross Carrying Amount [Member] | Gross Carrying Amount [Member]
Schedule of Property and Equipment [Line Items]
Balance beginning	13,620	12,299
Additions	47,309	1,281
Exchange realignment	69	40
Balance Ending	60,998	13,620
Net carrying amount	60,998	13,620
Accumulated depreciation [Member] | Computer and equipment [Member]
Schedule of Property and Equipment [Line Items]
Balance beginning	7,723	3,876
Exchange realignment		14
Balance Ending		7,723
Depreciation for the year		3,833
Net carrying amount		7,723
Accumulated depreciation [Member] | Automobiles [Member]
Schedule of Property and Equipment [Line Items]
Balance beginning
Exchange realignment
Balance Ending
Depreciation for the year
Net carrying amount
Accumulated depreciation [Member] | Gross Carrying Amount [Member]
Schedule of Property and Equipment [Line Items]
Balance beginning	$ 7,723	3,876
Exchange realignment		14
Balance Ending		7,723
Depreciation for the year		3,833
Net carrying amount		$ 7,723